Cover Page Document	Jun. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 25, 2026
Entity Registrant Name	Net Lease Office Properties
Entity Incorporation, State or Country Code	MD
Entity File Number	001-41812
Entity Tax Identification Number	92-0887849
Entity Address, Street Address	One Manhattan West, 395 9th Avenue, 58th Floor
Entity Address, City	New York,
Entity Address, State	NY
Entity Address, Postal Zip Code	10001
City Area Code	844
Local Phone Number	656-7348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares of Beneficial Interest, par value $0.001 per share
Trading Symbol(s)	NLOP
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	true
Entity Central Index Key	0001952976
Amendment Flag	false
Entity Ex Transition Period	false